Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Portfolio of Financial Instruments Composed of Debt Instruments and DFI

	Reference Rate	Notional Amount As of December 31, 2025 (in thousands of pesos)(1)
Debt	TIIE 28D MXN	94,241,073

DFI	TIIE 28D MXN	28,670,492
(1)Note: Notional amounts with maturity after December 31, 2025.
Details of Interest Rate Sensitivity
Interest rate sensitivity to + 10 bp

	Interbank Yield Curves						PEMEX Curves
Currency	Sensitivity debt		Sensitivity DFIs		Sensitivity net		Sensitivity debt
Euro	U.S.$	7,467	U.S.$	(6,688)	U.S.$	779	U.S.$	6,983
Pound Sterling	—		—		—		—
Yen	287		(286)		1		284
Peso	3,378		5,962		9,340		3,214
UDI	5,707		(5,707)		—		3,958
U.S. dollar	607,532		(2,268)		605,264		318,228
			In thousands of U.S. dollars Figures not audited

Details of Interest Rate and Currency Derivative Financial Instruments
Exchange rate sensitivity +1% and VaR 95%

	Interbank Yield Curves				Sensitivity Net		VaR 95% Net		PEMEX Curves
Currency	Sensitivity Debt		Sensitivity DFIs						Sensitivity Debt
Euro	U.S.$	(31,161)	U.S.$	26,386	U.S.$	(4,775)	U.S.$	(4,042)	U.S.$	(29,752)
Pound Sterling	—		—		—		—		—
Yen	(5,106)		(1,592)		(6,698)		(6,382)		(5,073)
Peso	(78,145)		(44,393)		(122,538)		(106,369)		(77,004)
UDI	(25,103)		25,103		—		—		(23,118)
In thousands of U.S. dollars Figures not audited

Summary Maximum Credit Exposure by term in Petróleos Mexicanos including debt
Maximum Credit Exposure by term in Petróleos Mexicanos

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	(93,536)	U.S.$	68,647	U.S.$	87,542	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
A	—		—		—		—		—		—		—
A-	(967,507)		351,810		676,714		728,216		782,010		694,686		—
BBB+	(2,300,662)		338,917		2,780,959		491,732		380,076		438,843		—
BBB	(46,867)		80,756		684,915		204,943		227,186		335,039		—
BBB-	—		—		—		—		—		—		—
							in thousands of U.S. dollars Figures not audited
Maximum Credit Exposure by term in Petróleos Mexicanos including debt

Rating	Current		Less than 1 year		1-3 years		3-5 years		5-7 years		7-10 years		More than 10 years
A+	U.S.$	—	U.S.$	46,385	U.S.$	87,542	U.S.$	—	U.S.$	—	U.S.$	—	U.S.$	—
A	—		—		—		—		—		—		—
A-	—		—		676,714		728,216		782,010		694,686		—
BBB+	48,962		92,883		2,780,959		491,732		380,076		438,843		—
BBB	2,301		1,043		684,915		204,943		227,186		335,039		—
BBB-	—		—		—		—		—		—		—
							in thousands of U.S. dollars Figures not audited

Details of Quantitative Disclosure of Debt Cash Flow's Maturities
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2025(1)(2)

	Year of expected maturity date
	2026		2027		2028		2029		2030		2031 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	12,519,293	Ps.	64,366,606	Ps.	126,151,662	Ps.	70,651,043	Ps.	137,936,993	Ps.	691,398,201	Ps.	1,103,023,798	Ps.	1,057,574,064
Average interest rate (%)													6.61%
Fixed rate (Japanese yen)	9,165,982		—		—		—		—		—		9,165,982		9,114,175
Average interest rate (%)													0.54%
Fixed rate (pound sterling)	—		—		—		—		—		—		—		—
Average interest rate (%)													—%
Fixed rate (pesos)	31,361,411		—		—		—		—		—		31,361,411		31,278,825
Average interest rate (%)													7.47%
Fixed rate (UDIs)	27,031,196		—		6,251,057		—		—		9,855,969		43,138,222		41,535,025
Average interest rate (%)													4.10%
Fixed rate (euros)	—		14,749,936		8,814,744		26,297,526		2,060,386		—		51,922,592		53,455,349
Average interest rate (%)													4.20%
Total fixed rate debt	Ps.	80,077,882	Ps.	79,116,542	Ps.	141,217,463	Ps.	96,948,569	Ps.	139,997,379	Ps.	701,254,170	Ps.	1,238,612,005	Ps.	1,192,957,438
Variable rate (U.S. dollars)	Ps.	150,419,184	Ps.	2,304,392	Ps.	2,167,894	Ps.	1,569,906	Ps.	1,675,324	Ps.	268,988	Ps.	158,405,688	Ps.	132,067,127
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	84,919,432		3,134,687		15,531,403		883,402		—		—		104,468,924		107,071,096
Total variable rate debt	Ps.	235,338,616	Ps.	5,439,079	Ps.	17,699,297	Ps.	2,453,308	Ps.	1,675,324	Ps.	268,988	Ps.	262,874,612	Ps.	239,138,223
Total debt	Ps.	315,416,498	Ps.	84,555,621	Ps.	158,916,760	Ps.	99,401,877	Ps.	141,672,703	Ps.	701,523,158	Ps.	1,501,486,617	Ps.	1,432,095,661
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00; Ps. 0.1146 = 1.00 Japanese yen; Ps. 24.1607 = 1.00 pound sterling; Ps. 8.665387 = 1.00 UDI; Ps. 21.0974 = 1.00 euro; and Ps. 22.6728 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Debt Cash Flow Maturities as of December 31, 2024(1)(2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value
Liabilities
Outstanding debt
Fixed rate (U.S. dollars)	Ps.	35,260,336	Ps.	86,518,874	Ps.	121,204,555	Ps.	63,114,264	Ps.	47,437,960	Ps.	876,979,622	Ps.	1,230,515,611	Ps.	1,101,026,216
Average interest rate (%)													6.90%
Fixed rate (Japanese yen)	—		10,306,353		—		—		—		—		10,306,353		9,770,917
Average interest rate (%)													0.54%
Fixed rate (pounds sterling)	11,412,443		—		—		—		—		—		11,412,443		11,040,295
Average interest rate (%)													3.75%
Fixed rate (pesos)	—		31,318,419		—		—		—		—		31,318,419		28,727,389
Average interest rate (%)													7.47%
Fixed rate (UDIs)	—		26,089,817		—		6,016,293		—		9,486,252		41,592,362		35,817,620
Average interest rate (%)													4.10%
Fixed rate (euros)	34,619,628		20,976,799		26,180,338		26,136,531		26,137,924		2,040,586		136,091,806		134,270,515
Average interest rate (%)													4.24%
Total fixed rate debt	Ps.	81,292,407	Ps.	175,210,262	Ps.	147,384,893	Ps.	95,267,088	Ps.	73,575,884	Ps.	888,506,460	Ps.	1,461,236,994	Ps.	1,320,652,952
Variable rate (U.S. dollars)	200,188,707		70,666,768		2,599,593		2,445,609		1,771,017		2,193,567		279,865,261		222,992,037
Variable rate (euros)	—		—		—		—		—		—		—		—
Variable rate (pesos)	105,010,909		74,273,092		3,149,795		15,531,404		978,306		—		198,943,506		201,836,083
Total variable rate debt	Ps.	305,199,616	Ps.	144,939,860	Ps.	5,749,388	Ps.	17,977,013	Ps.	2,749,323	Ps.	2,193,567	Ps.	478,808,767	Ps.	424,828,120
Total debt	Ps.	386,492,023	Ps.	320,150,122	Ps.	153,134,281	Ps.	113,244,101	Ps.	76,325,207	Ps.	890,700,027	Ps.	1,940,045,761	Ps.	1,745,481,072
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.
(2)Does not include accrued interest.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2025(1) (2)

Year of expected maturity date
2026	2027	2028	2029	2030	2031 Thereafter	Total Carrying Value	Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Average pay rate	—%	—%	—%	—%	—%	—%	n.a.	n.a.
Average receive rate	—%	—%	—%	—%	—%	—%	n.a.	n.a.
Fixed to variable	—	—	14,373,360	—	—	—	14,373,360	195,655
Average pay rate	5.13%	4.50%	4.60%	0.00%	—%	—%	n.a.	n.a.
Average receive rate	5.35%	5.35%	5.35%	0.00%	—%	—%	n.a.	n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	—	Ps.	13,551,813	Ps.	8,040,679	Ps.	26,436,838	Ps.	1,988,734	Ps.	—	Ps.	50,018,064	Ps.	5,585
Receive Japanese yen/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive pounds sterling/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive UDI/Pay pesos	17,076,001	—	4,749,625	—	—	6,844,866	28,670,492	9,058,137
Receive Swiss francs/Pay U.S. dollars	—	—	—	—	—	—	—	—
Receive pesos/Pay U.S. dollars	—	—	—	—	—	36,091,100	36,091,100	(839,306)
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	9,171,948	—	—	—	—	—	9,171,948	(2,841,492)
Buy Call, Sell Call and Sell Put on euros	—	—	8,844,069	—	—	—	8,844,069	(311,664)
Sell Call on pounds sterling	—	—	—	—	—	—	—	—
Sell Call on Swiss francs	—	14,772,559	—	26,379,607	2,110,369	—	43,262,535	(223,737)
Sell Call on Euros	—	—	—	—	—	17,966,700	17,966,700	(444,490)
FX Forward
Receive pesos/Pay U.S. dollars	—	—	9,544,149	3,844,287	3,486,667	—	16,875,103	(13,717,311)
Prepaid swaps
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.—	Ps.21,674,655	Ps.21,674,655	Ps.—	Ps.—	Ps.—	Ps.43,349,310	Ps.(54,453,243)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00 and Ps. 21.0974 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.
Quantitative Disclosure of Cash Flow Maturities from Derivative Financial Instruments Held or Issued for Purposes Other than Trading as of December 31, 2024(1)(2)

	Year of expected maturity date
	2025		2026		2027		2028		2029		2030 Thereafter		Total Carrying Value		Fair Value (3)
Hedging Instruments
Interest Rate DFI (2)(4)
Interest Rate Swaps (U.S. dollars)
Variable to fixed	Ps.	2,482,867	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,482,867	Ps.	46,223
Average pay rate	2.31%		—%		—%		—%		—%		—%		n.a.		n.a.
Average receive rate	5.23%		—%		—%		—%		—%		—%		n.a.		n.a.
Fixed to variable	—		—		—		18,241,470		—		—		18,241,470		(77,608)
Average pay rate	—%		—%		—%		5.36%		—%		—%		n.a.		n.a.
Average receive rate	—%		—%		—%		5.35%		—%		—%		n.a.		n.a.
Interest Rate Options
Buy Cap, Sell Floor on floating in U.S. dollar SOFR 1M	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—
Currency DFI
Cross-currency swaps
Receive euros/Pay U.S. dollars	Ps.	39,365,746	Ps.	22,194,423	Ps.	27,221,847	Ps.	27,055,647	Ps.	29,823,494	Ps.	2,243,498	Ps.	147,904,655	Ps.	(9,396,306)
Receive Japanese yen/Pay U.S. dollars	—		—		—		—		—		—		—		—
Receive pounds sterling/Pay U.S. dollars	11,991,942		—		—		—		—		—		11,991,942		(708,227)
Receive UDI/Pay pesos	3,063,181		17,076,001		—		4,749,625		—		6,844,866		31,733,673		5,491,946
Receive Swiss francs/Pay U.S. dollars	—		—		—		—		—		—		—		—
Currency Options
Buy Put, Sell Put and Sell Call on Japanese yen	Ps.	—	Ps.	10,314,656	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	10,314,656	Ps.	(2,612,530)
Buy Call, Sell Call and Sell Put on euros	15,214,703		—		—		26,232,247		—		—		41,446,950		(4,953,719)
Sell Call on pounds sterling	11,415,512		—		—		—		—		—		11,415,512		—
Sell Call on Swiss francs	—		—		—		—		—		—		—		—
Sell Call on Euros	13,640,769		15,739,348		26,232,247		—		26,232,247		2,098,580		83,943,191		(142,993)
FX Forwards
Receive U.S. dollars and pesos / Pay U.S. dollars and pesos	Ps.	61,490,994	Ps.	48,902,516	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	110,393,510	Ps.	(87,155,413)
N.A. = not applicable.
Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00 and Ps. 20.9868 = 1.00 euro.
(2)PEMEX’s management uses these DFIs to hedge market risk; however, these DFIs do not qualify for accounting purposes as hedges and are recorded in the financial statements as entered into for trading purposes.
(3)Positive numbers represent a favorable fair value to PEMEX.
(4)PMI’s risk management policies and procedures establish that DFIs should be used only for hedging purposes; however, DFIs are not recorded as hedges for accounting purposes.

Summary of Financial Liabilities Interest And Principal Cash Flow Maturities
The following tables show the estimated amount of principal and interest cash flow maturities of PEMEX’s financial liabilities as of December 31, 2025 and 2024 (DFIs are not included):
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2025(1)

			Year of expected maturity date
	Total Carrying Value		2026		2027		2028		2029		2030		2031 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	436,704,206	Ps.	436,704,206	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	436,704,206
Accounts and accrued expenses Payable	67,884,889		67,884,889		—		—		—		—		—		67,884,889
Leases	41,184,280		10,499,653		7,298,141		6,180,826		4,896,937		4,911,355		23,258,467		57,045,379
Long-term contractual liabilities	193,033,065		13,375,413		34,456,245		40,808,156		41,215,651		41,208,907		113,361,982		284,426,354
Debt	1,531,298,090		376,406,859		160,117,968		229,655,397		161,646,801		196,629,746		1,343,049,204		2,467,505,975
Total	Ps.	2,270,104,530	Ps.	904,871,020	Ps.	201,872,354	Ps.	276,644,379	Ps.	207,759,389	Ps.	242,750,008	Ps.	1,479,669,653	Ps.	3,313,566,803
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates at December 31, 2025, of Ps. 17.9667 = U.S.$ 1.00; Ps. 0.1146 = 1.00 Japanese yen; Ps. 24.1607 = 1.00 pound sterling; Ps. 8.665387 = 1.00 UDI; Ps. 21.0974 = 1.00 euro; and Ps. 22.6728 = 1.00 Swiss franc.
Financial Liabilities Interest and Principal Cash Flow Maturities as of December 31, 2024(1)

			Year of expected maturity date
	Total Carrying Value		2025		2026		2027		2028		2029		2030 Thereafter		Total
Financial Liabilities
Suppliers	Ps.	505,989,382	Ps.	505,989,382	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	505,989,382
Accounts and accrued expenses Payable	72,773,222		72,773,222		—		—		—		—		—		72,773,222
Leases	46,825,266		11,092,958		7,288,901		7,182,819		6,327,785		5,000,783		29,697,210		66,590,456
Debt	1,978,772,255		514,395,729		426,064,511		231,981,151		185,726,755		142,388,201		1,675,074,455		3,175,630,802
Total	Ps.	2,604,360,125	Ps.	1,104,251,291	Ps.	433,353,412	Ps.	239,163,970	Ps.	192,054,540	Ps.	147,388,984	Ps.	1,704,771,665	Ps.	3,820,983,862
Note: Numbers may not total due to rounding.
(1)The information in this table has been calculated using exchange rates on December 31, 2024, of Ps. 20.2683 = U.S.$ 1.00; Ps. 0.1289 = 1.00 Japanese yen; Ps. 25.3860 = 1.00 Pound sterling; Ps. 8.340909 = 1.00 UDI; Ps. 20.9868 = 1.00 euro; and Ps. 22.3721 = 1.00 Swiss franc.

Summary of Fair Values and Notional Amounts of DFIs that were designated as non-hedges	December 31, 2025 and 2024. It should be noted that:
•DFIs’ fair value includes CVA and is calculated based on market quotes obtained from market sources such as Bloomberg, Proveedor Integral de Precios, S.A. de C.V., among others.
•Fair value is calculated internally, either by discounting cash flows with the corresponding zero-coupon yield curve, in the original currency, or through other standard methodologies commonly used in the financial markets for certain specific instruments.

December 31,
2025	2024
DFI	POSITION	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 3-month U.S. dollar SOFR + spread.	Ps.	—	Ps.	—	Ps.	506,708	Ps.	5,090
Interest rate swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives floating in 6-month U.S. dollar SOFR + spread.	—	—	1,976,159	41,133
Interest rate swaps	Petróleos Mexicanos pays floating in 6-month U.S. dollar SOFR + spread and receives fixed in U.S. dollar	14,373,360	195,655	18,241,470	(77,608)
Cross-currency swaps	Petróleos Mexicanos pays the 28-day TIIE + spread in pesos and receives fixed in UDI.	28,670,492	9,058,137	31,733,673	5,491,946
Cross-currency swaps	Petróleos Mexicanos pays TIIEF + spread in pesos and receives fixed in U.S. dollar	36,091,100	(839,306)	—	—
Cross-currency swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in euro.	50,018,064	5,585	147,904,655	(9,396,306)
Cross-currency swaps	Petróleos Mexicanos pays fixed in U.S. dollar and receives fixed in Pound sterling.	—	—	11,991,942	(708,227)
Currency Options	Petróleos Mexicanos Buy Put, Sell Put and Sell Call on Japanese yen	9,171,948	(2,841,492)	10,314,656	(2,612,530)
Currency Options	Petróleos Mexicanos Buy call, Sell Call and Sell Put on euro	8,844,069	(311,664)	41,446,951	(4,953,719)
Currency Options	Petróleos Mexicanos Sell Call on Pound sterling	—	—	11,415,512	—
Currency Options	Petróleos Mexicanos Sell Call on euro	43,262,535	(223,737)	83,943,191	(142,993)
Currency Options	Petróleos Mexicanos Buy Put and Sell Call on pesos	17,966,700	(444,490)	—	—
Currency Forward	Petróleos Mexicanos pays Pesos and receives U.S. dollar.	16,875,103	(13,717,311)	—	—
Cross-currency swaps (Prepaid Swaps)	Petróleos Mexicanos pays U.S. dollar and Pesos and receives U.S. dollar and Pesos	43,349,310	(54,453,243)	110,393,509	(87,155,413)
Subtotal	Ps.	(63,571,866)	Ps.	(99,508,627)

		December 31,
		2025			2024
DFI	Position	Volume (MMb)	Fair Value		Volume (MMb)	Fair Value
Crude oil Options	PEMEX buys Put and sells Put	0.00	Ps.	—	64.57	Ps.	(259,882)
	Subtotal		Ps.	—		Ps.	(259,882)

	Total		Ps.	(63,571,866)		Ps.	(99,768,509)

		December 31,
		2025			2024
DFI	Market	Volume (MMb)	Fair value		Volume (MMb)	Fair value
Futures	Exchange traded	(0.67)	Ps.	23,052	(0.03)	Ps.	(6,128)
Petroleum Products Swaps	Exchange traded	(1.43)	38,942		(0.89)	(15,006)
Notes: Amounts may not total due to rounding.

Summary of Location on the Consolidated Statement of Financial Position and the Fair Value of DFIs
The following tables present the fair value of PEMEX’s DFIs that are included in the consolidated statement of financial position in Derivative financial instruments (including both DFIs that have not reached maturity and those that have reached maturity but have not been settled), as of December 31, 2025, and 2024:

	Derivatives assets Fair value
	December 31,
	2025		2024
Derivatives not designated as hedging instruments
Currency options	Ps.	162,557	Ps.	—
Cross-currency swaps	14,176,252		9,103,992
Interest rate swaps	195,655		99,966
Total derivatives not designated as hedging instruments	Ps.	14,534,464	Ps.	9,203,958
Total assets	Ps.	14,534,464	Ps.	9,203,958

	Derivatives liabilities Fair value
	December 31,
	2025		2024
Derivatives not designated as hedging instruments
Forwards	Ps.	(13,717,311)	Ps.	—
Crude oil options	—		(259,882)
Currency options	(3,760,202)		(7,566,249)
Cross-currency swaps	(60,628,816)		(101,014,985)
Interest rate swaps	—		(131,351)
Total derivatives not designated as hedging instruments	Ps.	(78,106,329)	Ps.	(108,972,467)
Total liabilities	Ps.	(78,106,329)	Ps.	(108,972,467)
Net total	Ps.	(63,571,865)	Ps.	(99,768,509)

Summary of Net Gain (Loss) Recognized in Income on Derivative Financial Instruments
The following table presents the net (loss) gain recognized in income on PEMEX’s DFIs for the years ended December 31, 2025, 2024 and 2023, in the consolidated statement of comprehensive income which is presented in the “Derivative financial instruments income (cost), net” line item:

Derivatives not designated as hedging instruments	Amount of gain (loss) recognized in the Statement of operations on derivatives
	December 31,
	2025		2024		2023
Embedded derivatives	Ps.	—	Ps.	(194,194)	Ps.	194,194
Forwards	(13,728,281)		(408,079)		(325,605)
Futures	(239,159)		(664,381)		(116,638)
Crude oil options	2,288,069		(898,527)		(1,472,311)
Currency options	5,655,419		(5,253,517)		1,121,329
Interest rate options	—		76,882		100,615
Crack spread swaps	123,064		343,202		575,932
Cross-currency swaps	27,301,296		(20,572,489)		600,937
Interest rate swaps	187,495		(23,127)		11,987
DFIs not identified	—		—		(18,214)
Total	Ps.	21,587,903	Ps.	(27,594,230)	Ps.	672,226